Financial instruments (Details 7) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 733,980
First quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value	150,000
Second quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value	183,495
Third quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value	183,495
Fourth quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 216,990